Label	Element	Value
Schwab MarketTrack Growth Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Schwab MarketTrack Growth Portfolio™
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock	Schwab MarketTrack Growth Portfolio Under the “Principal Investment Strategies” section: The fifth paragraph is deleted in its entirety.